Paras Madho
Manager
Securities Operations

[redacted]

06065948

NYSE CERTNYS

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-11284

March 27, 2006

RECD S.E.C.
MAR 2 7 2006
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FALCONBRIDGE LIMITED, Common Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 27, 2006.

Sincerely,

Paras Madho

PROCESSED
APR 2 4 2007
THOMSON FINANCIAL

END